Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 5:-	FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Company measures its investment in marketable securities and foreign currency derivative contracts at fair value. Generally equity funds are classified within Level 1, this is because these assets are valued using quoted prices in active markets. Foreign currency derivative contracts, certain corporate bonds and convertible bonds are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Contingent consideration is classified within Level 3. The Company values the Level 3 contingent consideration using discounted cash flow of the expected future payments, whose inputs include interest rate.

The Company’s financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2016
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Corporate bonds	$-	$12,276	$-	$12,276
Equity fund	230	-	-	230

Total financial assets	$230	$12,276	$-	$12,506

Liabilities:
Contingent consideration	$-	$-	$3,088	$3,088

Total financials liabilities	$-	$-	$3,088	$3,088

	December 31, 2017
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Corporate bonds	$-	$12,929	$-	$12,929
Convertible bonds	-	1,209	-	1,209

Total financial assets	$-	$14,138	$-	$14,138

Liabilities:
Contingent consideration	$-	$-	$1,333	$1,333

Total financials liabilities	$-	$-	$1,333	$1,333

Fair value measurements using significant unobservable inputs (Level 3):

	December 31,
	2016	2017

Opening balance	$1,220	$3,088
Increase in contingent consideration due to acquisitions	1,868	-
Payment of contingent consideration	(883)	(2,109)
Increase in fair value of contingent consideration	665	1,587
Decrease in fair value of contingent consideration	-	(1,287)
Decrease in liability against other receivables	-	(118)
Amortization of interest and exchange rate	218	172

Closing balance	$3,088	$1,333